Recently Issued and Adopted Accounting Standards	12 Months Ended
Dec. 31, 2019
Accounting Changes And Error Corrections [Abstract]
Recently Issued and Adopted Accounting Standards
3. Recently Issued and Adopted Accounting
Standards
.
Financial Instruments
—In May 2019, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Codification (“ASU”)
No. 2019-05
Financial Instruments—Credit Losses (Topic 326)
which provides relief to certain entities adopting ASU
2016-13
(discussed below). The amendments accomplish those objectives by providing entities with an option to irrevocably elect the fair value option in Subtopic
825-10,
applied on an
instrument-by-instrument
basis for eligible instruments, that are within the scope of Subtopic
326-20,
upon adoption of Topic 326. The fair value option election does not apply to held-to-maturity
debt securities. ASU
2019-05
has the same transition as ASU
2016-13
and is effective for periods beginning after December 15, 2019, with adoption permitted after this update. The Company does not expect the impact of adoption to have an impact on the consolidated financial statements.
In April 2019, the FASB issued ASU
No. 2019-04
Codification Improvements to Topic 326, Financial Instruments—Credit Losses, Topic 815, Derivatives and Hedging, and Topic 825, Financial Instruments
, which provides updates and clarifications to three previously-issued ASUs:
2016-01
Financial Instruments—Overall (Subtopic
825-10):
Recognition and Measurement of Financial Assets and Financial Liabilities;
2016-13
Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments,
described further above and which the Company has not yet adopted; and
2017-12
Derivatives and Hedging (Topic 815): Targeted Improvements to Accounting for Hedging Activities,
which the Company early adopted effective January 1, 2018. The updates related to ASU
2016-13
have the same transition as ASU
2016-13
and are effective for periods beginning after December 15, 2019, with adoption permitted after the issuance of ASU
2019-04.
The updates related to ASU
2017-12
are effective for the Company on January 1, 2020. The updates related to ASU
2016-01
are effective for fiscal years beginning after December 15, 2019. The Company does not expect the impact of adoption to have an impact on the consolidated financial statements.
I
n
June 2016, the FASB issued ASU
No. 2016-13,
Financial Instruments—Credit Losses
. ASU
2016-13

introduces a new model for
estimating
credit losses for certain types of financial instruments, including loans receivable, held-to-maturity
debt securities, and net investments in direct financing leases, amongst other financial instruments. ASU
2016-13
also modifies the impairment model for
available-for-sale
debt securities and expands the disclosure requirements regarding an entity’s assumptions, models, and methods for estimating the allowance for losses. ASU
2016-13
is effective for periods beginning after December 15, 2019. Retrospective adjustments shall be applied through a cumulative-effect adjustment to retained earnings. The Company does not expect the adoption to have a material impact on the consolidated financial statements.
Fair Value Measurement
—In August 2018, the FASB issued ASU
2018-13,
“Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement.”
This ASU modifies the disclosure requirements on fair value measurements by removing, modifying, or adding certain disclosures. ASU
2018-13
is effective for the Company beginning after December 31, 2019. Certain disclosures in ASU
2018-13
are required to be applied on a retrospective basis and others on a prospective basis. The Company does not expect the impact of adoption to have an impact on the consolidated financial statements.

Leases
—In February 2016, the FASB issued ASU
2016-02,
Leases
(Topic 842), which supersedes existing guidance on accounting for leases in “Leases (Topic 840).” ASU
2016-02
establishes a
right-of-use
(“ROU”) model that requires operating leases be recorded on the balance sheet through recognition of a liability for the discounted present value of future lease payments and a corresponding ROU asset. The ROU asset recorded at commencement of the lease represents the right to use the underlying asset over the lease term in exchange for the lease payments. The Company has adopted a policy for which leases with an initial term of
12 months
or less and do not have an option to purchase the underlying asset that is deemed reasonably certain to exercise are not recorded on the balance sheet; rather, rent expense for these leases is recognized on a straight-line basis over the lease term. Leases are classified as finance or operating, with classification affecting the pattern and classification of expense recognition in the income statement.
Effective January 1, 2019, the Company adopted Topic 842 using the optional transition method which allowed us to continue to apply Topic 840 in the comparative periods presented. In addition, the Company elected the package of practical expedients, which allowed us to not reassess whether any existing contracts contain a lease, to not reassess historical lease classification as operating or finance leases, and to not reassess initial direct costs. The Company has not elected the practical expedient to use hindsight to determine the lease term for its leases at transition. The Company has also elected the practical expedient allowing us to not separate the lease and non-lease
components for all classes of underlying assets. Adoption of Topic 842 resulted in the recording of operating lease ROU assets and corresponding operating lease liabilities of $3,164 and $3,155
, of which, $783 and $783 are included in discontinued operations, respectively, as of January 1, 2019 with no impact on accumulated deficit. Financial position for reporting periods beginning on or after January 1, 2019, are presented under Topic 842, while prior period amounts are not adjusted and continue to be reported in accordance with Topic 840.
Revenue from Contracts with Customers
—On January 1, 2018, the Company adopted a new accounting standard issued by the FASB on revenue recognition using the modified retrospective method. This new accounting standard outlines a single comprehensive model to use in accounting for revenue arising from contracts with customers. This standard supersedes existing revenue recognition requirements and eliminates most industry-specific guidance from GAAP. The core principle of the new accounting standard is to recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. In addition, the adoption of this new accounting standard resulted in increased disclosure, including qualitative and quantitative disclosures about the nature, amount, timing and uncertainty of revenue and cash flows arising from contracts with customers. The new accounting standard was applied to all contracts, apart from contracts for which all or substantially all revenue was recognized before January 1, 2018. Additionally, the Company elected to account for shipping and handling activities as a fulfillment cost rather than a separate performance obligation
.